2024 QUARTERLY REPORT
Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
September 30, 2024
FUND
Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund

Russell Investment
Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
four of these Funds.

Page
Moderate Strategy Fund 3
Balanced Strategy Fund 5
Growth Strategy Fund 7
Equity Growth Strategy Fund 9
Notes to Quarterly Report 11
Russell Investment Funds
LifePoints
®
Funds
Variable Target Portfolio Series
Quarterly Report
September 30, 2024 (Unaudited)
Table of Contents

Russell Investment Funds - LifePoints
®
Funds Variable Target Portfolio Series.
Copyright © Russell Investments 2024. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark
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companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Moderate Strategy Fund 3
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 3.0%
RIF Global Real Estate Securities Fund 144,189 2,140
Domestic Equities - 17.2%
RIF U.S. Small Cap Equity Fund 117,084 1,777
RIF U.S. Strategic Equity Fund 464,284 10,381
12,158
Fixed Income - 51.7%
RIC Long Duration Bond Fund Class Y 504,521 4,218
RIC Short Duration Bond Fund Class Y 185,894 3,536
RIF Strategic Bond Fund 3,169,691 28,907
36,661
International Equities - 20.2%
RIC Emerging Markets Fund Class Y 83,310 1,465
RIC Global Equity Fund Class Y 1,019,151 11,047
RIF International Developed Markets Fund 133,293 1,777
14,289
Multi-Asset - 8.0%
RIC Multi-Strategy Income Fund Class Y 560,436 5,683
Total Investments in Affiliated Funds
(cost $64,949) 70,931
Total Investments - 100.1%
(identified cost $64,949) 70,931
Other Assets and Liabilities, Net - (0.1)%
(46)
Net Assets - 100.0%
70,885

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Moderate Strategy Fund
Transactions (amounts in thousands) during the period ended September 30, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIF Global Real Estate Securities
Fund $ 2,122 $ 117 $ 320 $ (38) $ 259 $ 2,140 $ 37 $ —
RIF U.S. Small Cap Equity Fund 1,778 123 262 38 100 1,777 4 22
RIF U.S. Strategic Equity Fund 10,279 236 1,726 285 1,307 10,381 51 120
RIC Long Duration Bond Fund 4,225 312 358 7 32 4,218 121 —
RIC Short Duration Bond Fund 3,496 195 227 1 71 3,536 97 —
RIF Strategic Bond Fund 28,968 1,148 2,138 (296) 1,225 28,907 381 —
RIC Emerging Markets Fund 1,430 73 257 (8) 227 1,465 — —
RIC Global Equity Fund 10,985 57 1,770 122 1,653 11,047 — —
RIF International Developed
Markets Fund 1,788 52 244 58 123 1,777 12 —
RIC Multi-Strategy Income Fund 5,661 97 564 (12) 501 5,683 72 —
$ 70,732 $ 2,410 $ 7,866 $ 157 $ 5,498 $ 70,931 $ 775 $ 142

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Balanced Strategy Fund 5
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 4.5%
RIC Global Infrastructure Fund Class Y 454,631 4,469
RIF Global Real Estate Securities Fund 375,575 5,574
10,043
Domestic Equities - 20.1%
RIF U.S. Small Cap Equity Fund 511,396 7,763
RIF U.S. Strategic Equity Fund 1,656,817 37,046
44,809
Fixed Income - 32.1%
RIC Long Duration Bond Fund Class Y 913,603 7,638
RIC Short Duration Bond Fund Class Y 230,943 4,393
RIF Strategic Bond Fund 6,502,026 59,298
71,329
International Equities - 36.3%
RIC Emerging Markets Fund Class Y 388,925 6,837
RIC Global Equity Fund Class Y 6,197,159 67,177
RIF International Developed Markets Fund 504,380 6,724
80,738
Multi-Asset - 7.0%
RIC Multi-Strategy Income Fund Class Y 1,537,803 15,593
Total Investments in Affiliated Funds
(cost $190,679) 222,512
Total Investments - 100.0%
(identified cost $190,679) 222,512
Other Assets and Liabilities, Net - (0.0)%
(95)
Net Assets - 100.0%
222,417

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Balanced Strategy Fund
Transactions (amounts in thousands) during the period ended September 30, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Global Infrastructure Fund $ 4,263 $ 244 $ 580 $ 34 $ 508 $ 4,469 $ 59 $ —
RIF Global Real Estate Securities
Fund 5,407 447 867 (64) 651 5,574 93 —
RIF U.S. Small Cap Equity Fund 7,635 491 954 108 483 7,763 19 91
RIF U.S. Strategic Equity Fund 35,322 1,481 5,331 627 4,947 37,046 177 414
RIC Long Duration Bond Fund 7,456 975 882 10 79 7,638 217 —
RIC Short Duration Bond Fund 4,111 516 326 — 92 4,393 119 —
RIF Strategic Bond Fund 57,008 5,563 5,273 (514) 2,514 59,298 768 —
RIC Emerging Markets Fund 6,397 190 755 (3) 1,008 6,837 — —
RIC Global Equity Fund 64,182 1,329 8,927 547 10,046 67,177 — —
RIF International Developed
Markets Fund 6,479 271 702 111 565 6,724 42 —
RIC Multi-Strategy Income Fund 14,943 734 1,424 (42) 1,382 15,593 196 —
$ 213,203 $ 12,241 $ 26,021 $ 814 $ 22,275 $ 222,512 $ 1,690 $ 505

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Growth Strategy Fund 7
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 5.5%
RIC Global Infrastructure Fund Class Y 380,552 3,741
RIF Global Real Estate Securities Fund 439,228 6,518
10,259
Domestic Equities - 31.1%
RIF U.S. Small Cap Equity Fund 551,488 8,371
RIF U.S. Strategic Equity Fund 2,225,933 49,772
58,143
Fixed Income - 14.2%
RIC Long Duration Bond Fund Class Y 757,824 6,335
RIC Opportunistic Credit Fund Class Y 421,830 3,687
RIF Strategic Bond Fund 1,799,175 16,409
26,431
International Equities - 41.2%
RIC Emerging Markets Fund Class Y 488,907 8,595
RIC Global Equity Fund Class Y 5,012,116 54,332
RIF International Developed Markets Fund 1,054,699 14,059
76,986
Multi-Asset - 8.0%
RIC Multi-Asset Growth Strategy Fund Class Y 1,332,595 14,978
Total Investments in Affiliated Funds
(cost $146,332) 186,797
Total Investments - 100.0%
(identified cost $146,332) 186,797
Other Assets and Liabilities, Net - (0.0)%
(77)
Net Assets - 100.0%
186,720

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Growth Strategy Fund
Transactions (amounts in thousands) during the period ended September 30, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Global Infrastructure Fund $ 3,518 $ 128 $ 362 $ 30 $ 427 $ 3,741 $ 50 $ —
RIF Global Real Estate Securities
Fund 6,294 258 715 (78) 759 6,518 109 —
RIF U.S. Small Cap Equity Fund 8,193 219 678 84 553 8,371 21 99
RIF U.S. Strategic Equity Fund 47,005 817 5,576 927 6,599 49,772 242 568
RIC Long Duration Bond Fund 6,143 467 346 11 60 6,335 179 —
RIC Opportunistic Credit Fund 3,440 166 123 2 202 3,687 76 —
RIF Strategic Bond Fund 15,548 949 640 (102) 654 16,409 210 —
RIC Emerging Markets Fund 7,853 166 694 (40) 1,310 8,595 — —
RIC Global Equity Fund 51,525 2 5,799 479 8,125 54,332 — —
RIF International Developed
Markets Fund 13,394 201 955 75 1,344 14,059 87 —
RIC Multi-Asset Growth Strategy
Fund 14,032 320 962 22 1,566 14,978 227 —
$ 176,945 $ 3,693 $ 16,850 $ 1,410 $ 21,599 $ 186,797 $ 1,201 $ 667

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Growth Strategy Fund 9
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 6.5%
RIC Global Infrastructure Fund Class Y 101,733 1,000
RIF Global Real Estate Securities Fund 150,423 2,232
3,232
Domestic Equities - 36.1%
RIF U.S. Small Cap Equity Fund 182,115 2,764
RIF U.S. Strategic Equity Fund 687,328 15,369
18,133
Fixed Income - 4.4%
RIC Long Duration Bond Fund Class Y 145,543 1,217
RIC Opportunistic Credit Fund Class Y 113,015 988
2,205
International Equities - 45.1%
RIC Emerging Markets Fund Class Y 172,173 3,027
RIC Global Equity Fund Class Y 1,346,275 14,593
RIF International Developed Markets Fund 376,535 5,019
22,639
Multi-Asset - 8.0%
RIC Multi-Asset Growth Strategy Fund Class Y 357,718 4,021
Total Investments in Affiliated Funds
(cost $38,388) 50,230
Total Investments - 100.1%
(identified cost $38,388) 50,230
Other Assets and Liabilities, Net - (0.1)%
(36)
Net Assets - 100.0%
50,194

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Equity Growth Strategy Fund
Transactions (amounts in thousands) during the period ended September 30, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Global Infrastructure Fund $ 913 $ 82 $ 118 $ 8 $ 115 $ 1,000 $ 13 $ —
RIF Global Real Estate Securities
Fund 2,115 235 357 (40) 279 2,232 37 —
RIF U.S. Small Cap Equity Fund 2,616 163 219 6 198 2,764 7 31
RIF U.S. Strategic Equity Fund 13,960 523 1,375 104 2,157 15,369 72 164
RIC Long Duration Bond Fund 1,142 209 150 2 14 1,217 34 —
RIC Opportunistic Credit Fund 908 104 78 — 54 988 21 —
RIC Emerging Markets Fund 2,759 111 293 (23) 473 3,027 — —
RIC Global Equity Fund 13,349 186 1,190 66 2,182 14,593 — —
RIF International Developed
Markets Fund 4,608 225 316 17 485 5,019 30 —
RIC Multi-Asset Growth Strategy
Fund 3,662 243 304 (13) 433 4,021 60 —
$ 46,032 $ 2,081 $ 4,400 $ 127 $ 6,390 $ 50,230 $ 274 $ 195

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Quarterly Report — September 30, 2024 (Unaudited)
Notes to Quarterly Report 11
1. Significant Accounting Policies
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. This Quarterly Report reports on four of these funds (each a “Fund” and collectively the “Funds”).
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each of the Funds is a “fund of funds” and diversifies its assets by investing in shares of several other RIF funds and in certain
Russell Investment Company (“RIC”) funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds.
The Underlying Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Underlying Funds. With respect to an Underlying Funds’ investments that do not have readily available market quotations, the Funds’ Board of Trustees has designated Russell Investment Management, LLC (“RIM”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. However, the Board retains oversight over the valuation process. The Funds value the shares of the Underlying Funds at the current net asset value (“NAV”) per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Quarterly Report, continued — September 30, 2024 (Unaudited)
12 Notes to Quarterly Report
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market) will be valued based upon the NAV of such investments.
As of September 30, 2024, all investments held were classified as Level 1 within the fair value hierarchy.
For additional information on the Funds’ significant accounting policies and risks, please refer to the Funds’ most recent semi-annual financial statements and other information or annual shareholder report and prospectus.

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495